Accounts payable and accrued expenses:	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued expenses:
Accounts payable and accrued expenses:

Note 10 - Accounts payable and accrued expenses:

At December 31, 2018 and 2019, the balances are as follows:

		December 31,
	2018		2019
Suppliers	Ps.	313,574	Ps.	245,100
Taxes payable		230,196		175,573
Use rights of assets under concession		247,729		269,916
Accounts payable to related parties (Note 15.1)		97,332		97,312
Lease payable (Note 7.1)				20,422
Salaries payable		127,289		149,452
Sundry creditors for services provided		810,973		803,746
Accounts payable to contractors		44,331		37,809
Total	Ps.	1,871,424	Ps.	1,799,330

Due to the fact that these accounts mature at a term of under one year, their fair value is considered to approximate their book value.